Significant Accounting Policies - Changes in Product Warranty Accruals (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Company's accrual for product warranty claims
Beginning balance	$ 34,419	$ 31,878	$ 27,723
Charges to expense	39,707	38,954	43,484
Settlements	(53,143)	(36,413)	(39,329)
Acquisition	130,442
Ending balance	$ 151,425	$ 34,419	$ 31,878